Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash

3. Cash, Cash Equivalents, and Restricted Cash

	December 31,
	2025	2024
Cash and Cash Equivalents	$488,248	$335,273
Restricted Cash	668,181	266,944
Cash, Cash Equivalents and Restricted Cash	$1,156,429	$602,217

As of December 31, 2025, the balance of $668,181 (2024 - $266,944) represents cash collateral held as guarantee for sales contracts in amount of $4,889 (2024 - $2,526), represents cash deposited into escrow accounts in connection with declared dividends and interest in amount of $662,894 (2024 - $nil), and also represents cash and cash equivalents to be paid under the Trust for Incentive in amount of $398 (2024 - $264,418).